Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
15.  Quarterly Financial Data (unaudited)

 (In thousands, except per share amounts)

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Net revenues	$26,328	$30,165	$29,763	$24,896
Gross profit	$14,667	$17,368	$17,183	$15,334
Income (loss) from continuing operations	$(1,567)	$1,561	$1,882	$1,228
Income (loss) from discontinued operations	$(7,565)	$(7,573)	$(6,108)	$(6,681)
Net income (loss)	$(9,132)	$(6,012)	$(4,226)	$(5,453)

Basic income (loss) per share - continuing operations	$(0.04)	$0.04	$0.04	$0.03
Basic income (loss) per share - discontinued operations	$(0.17)	$(0.17)	$(0.14)	$(0.15)
Basic net loss per share	$(0.21)	$(0.13)	$(0.10)	$(0.12)

Diluted income (loss) per share - continuing operations	$(0.04)	$0.03	$0.04	$0.03
Diluted income (loss) per share - discontinued operations	$(0.17)	$(0.17)	$(0.14)	$(0.15)
Diluted net loss per share	$(0.21)	$(0.14)	$(0.10)	$(0.12)

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010 (2)
Net revenues	$28,819	$29,721	$30,234	$26,766
Gross profit	$16,348	$17,489	$17,927	$16,023
Income (loss) from continuing operations	$1,506	$1,689	$1,148	$299
Income (loss) from discontinued operations	$-	$-	$-	$(7,931)
Net income (loss)	$1,506	$1,689	$1,148	$(7,632)

Basic income (loss) per share - continuing operations	$0.04	$0.05	$0.03	$0.01
Basic income (loss) per share - discontinued operations	$-	$-	$-	$(0.18)
Basic net income (loss) per share	$0.04	$0.05	$0.03	$(0.17)

Diluted income (loss) per share - continuing operations	$0.04	$0.04	$0.03	$0.01
Diluted income (loss) per share - discontinued operations	$-	$-	$-	$(0.18)
Diluted net income (loss) per share	$0.04	$0.04	$0.03	$(0.17)

(1)	The sum of per share amounts for the quarters does not necessarily equal that for the year due to rounding as the computations were made independently.